Commitments And Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
15. COMMITMENTS AND CONTINGENCIES
Contingencies
The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.